FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Capital Management (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	R$ 5,762,081	R$ 3,393,377	R$ 3,381,328		R$ 4,050,338
Accounts receivable - FIDC	1,975
Loans, financing, debentures, leases and contingent consideration	(13,239,166)	(13,824,673)	(6,139,437)
Derivative transactions, net	(5,564)	16,030
Short-term investments pledged as collateral	5,538,639	6,360,764
EQUITY	69,556,764	70,455,578	R$ 71,607,027	R$ 73,642,163	R$ 73,780,826
Capital management
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Cash and cash equivalents	5,762,081	3,393,377
Accounts receivable - FIDC	1,975
Loans, financing, debentures, leases and contingent consideration	(13,239,166)	(13,824,673)
Derivative transactions, net	(5,564)	16,030
Asset guarantor of contingent consideration		484,048
Net debt	7,480,674	9,918,006
EQUITY	R$ 69,556,764	R$ 70,455,578
Net debt-to-equity ratio	10.75%	14.08%
Capital management | Financing - BNB maturing 8/18/2022
FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT
Short-term investments pledged as collateral		R$ 13,212